Note Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note Payable (Textual)
Debt Instrument, Description			The Notes have a term of four years and are due and payable in 2017 unless there is a change of control, as defined.
Grant total			$ 205,260
Alzheimers Drug Discovery Foundation [Member]
Note Payable (Textual)
Promissory Notes interest rates			3.25%
Purchase warrant			15,596
Warrant exercise price per share			$ 0.99
Amortization of debt discount	$ (196)	$ (196)